Revenue (Schedule Of Global In-Market Net Sales Of Tysabri) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue [Line Items]
Global in-market sales	$ 1,246.0	$ 1,169.7	$ 1,113.0
Tysabri U. S. [Member]
Revenue [Line Items]
Global in-market sales	746.5	593.2	508.5
Tysabri ROW [Member]
Revenue [Line Items]
ROW in-market sales	764.1	636.8	550.7
Total Tysabri [Member]
Revenue [Line Items]
ROW in-market sales	1,510.6	1,230.0	1,059.2
Global in-market sales	$ 1,510.6	$ 1,230.0	$ 1,059.2